Cover	Feb. 11, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39982
Entity Registrant Name	Energy Vault Holdings, Inc.
Entity Central Index Key	0001828536
Entity Tax Identification Number	85-3230987
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4360 Park Terrace Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93161
City Area Code	805
Local Phone Number	852-0000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Novus Capital Corporation II
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	NRGV
Security Exchange Name	NYSE
Redeemable warrants, exercisable for shares of Class A common stock at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	NRGV WS
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	8556 Oakmont Lane
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46260